Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue - Shipping	$ 962,803	$ 1,224,520	$ 833,332
Revenue - Product Services	2,600,944	1,722,820	724,792
Spot voyages
Revenue
Revenue - Shipping	773,039	1,059,024	699,028
Time charter
Revenue
Revenue - Shipping	189,764	165,496	134,304
Cargo sales
Revenue
Revenue - Product Services	2,520,882	1,728,894	724,416
Shipping income
Revenue
Revenue - Product Services	27,705	36,177
Derivatives
Revenue
Revenue - Product Services	$ 52,357	$ (42,251)	$ 376